Deferred Initial Public Offering (“IPO”) Costs (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Initial Public Offering (“IPO”) Costs [Abstract]
Schedule of Deferred Initial Public Offering	Deferred initial public offering (“IPO”) costs consist of the following:
	As of year ended June 30,
	2026	2025
Legal fee	$—	$427,226
Accounting and other fees	—	323,135
Total	$—	$750,361